Employees' Stock Option Plans (ESOP) - Summary of Fair Value estimated on Date of Grant (Details) - Black-Scholes-Merton Model - Restricted Stock Units (RSU) Grant Date	12 Months Ended
	Mar. 31, 2024 INR (₨) yr ₨ / shares	Mar. 31, 2024 INR (₨) yr $ / shares	Mar. 31, 2023 INR (₨) yr ₨ / shares	Mar. 31, 2023 INR (₨) yr $ / shares	Mar. 31, 2022 INR (₨) yr ₨ / shares	Mar. 31, 2022 INR (₨) yr $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Indian Equity Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | ₨ / shares	₨ 1,588		₨ 1,525		₨ 1,791
Exercise price | ₨ / shares	₨ 5.00		₨ 5.00		₨ 5.00
Risk-free interest rate	7.00%	7.00%
Weighted average fair value as on grant date | ₨	₨ 1,317	₨ 1,317	₨ 1,210	₨ 1,210	₨ 1,548	₨ 1,548
Indian Equity Shares | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	23.00%	23.00%	23.00%	23.00%	20.00%	20.00%
Expected life of the option (years)	1	1	1	1	1	1
Expected dividends	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Risk-free interest rate			5.00%	5.00%	4.00%	4.00%
Indian Equity Shares | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	31.00%	31.00%	32.00%	32.00%	35.00%	35.00%
Expected life of the option (years)	4	4	4	4	4	4
Expected dividends	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Risk-free interest rate			7.00%	7.00%	6.00%	6.00%
ADS
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price | $ / shares		₨ 19.19		₨ 18.08		₨ 24.45
Exercise price | $ / shares		₨ 0.07		₨ 0.07		₨ 0.07
Weighted average fair value as on grant date | $							$ 16.27	$ 13.69	$ 20.82
ADS | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	25.00%	25.00%	27.00%	27.00%	25.00%	25.00%
Expected life of the option (years)	1	1	1	1	1	1
Expected dividends	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Risk-free interest rate	4.00%	4.00%	2.00%	2.00%	1.00%	1.00%
ADS | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	33.00%	33.00%	34.00%	34.00%	36.00%	36.00%
Expected life of the option (years)	4	4	4	4	4	4
Expected dividends	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Risk-free interest rate	5.00%	5.00%	5.00%	5.00%	3.00%	3.00%